ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	As of
	June 30, 2024	December 31, 2023

Accounts receivable	$1,695,113	$2,131,371
Less: allowance for expected credit losses	—	—
	$1,695,113	$2,131,371

The movement of allowances for expected credit losses is as follow:

	Six months ended June 30, 2024	Year ended December 31, 2023

Balance at beginning, January 1	$—	$(275,000)
Written-off	—	275,000
Balance at end, June 30/December 31,	$—	$—